Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE FUNDS GROUP TRUST
CIK	dei_EntityCentralIndexKey	0000914243
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 30, 2023
Document Effective Date	dei_DocumentEffectiveDate	Aug. 31, 2023
Prospectus Date	rr_ProspectusDate	Aug. 31, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Touchstone Sands Capital International Growth Equity Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TPYAX
Touchstone Sands Capital International Growth Equity Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TPYCX
Touchstone Sands Capital International Growth Equity Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TPYYX
Touchstone Sands Capital International Growth Equity Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TPYIX